UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    8/8/07
--------------------------   -----------------  ----------
         (Signature)            (City/State)      (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number        Name
---------------        ---------------------------
028-01190              Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:   $15,147,597
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                                   FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                             FORM 13F
                                                            30-Jun-07
                                                                                                             Voting Authority
                                                                                                        --------------------------
                                                        Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn Managers    Sole     Shared  None
------------------------------ -------------- --------- ---------- ---------- --- ---- ------- --------  --------   ------ -------
AT&T Inc.                           COM       00206R102    590,495 14,228,795 SH       Sole              13,359,911        868,884
American International Group        COM       026874107    556,651  7,948,750 SH       Sole               7,524,150        424,600
BP Plc - Sponsored ADR         SPONSORED ADR  055622104     58,466    810,450 SH       Sole                 562,100        248,350
Bank of America Corp.               COM       060505104    327,096  6,690,454 SH       Sole               6,029,504        660,950
Bank of New York                    COM       064057102    181,074  4,369,550 SH       Sole               3,931,750        437,800
Bristol Myers Squibb Co.            COM       110122108    406,562 12,882,200 SH       Sole              12,179,750        702,450
CVS Caremark Corp.                  COM       126650100    365,001 10,013,750 SH       Sole               9,480,000        533,750
Cisco Systems Inc.                  COM       17275R102    477,488 17,145,000 SH       Sole              16,275,950        869,050
Citigroup Inc.                      COM       172967101    665,124 12,967,902 SH       Sole              12,174,023        793,879
Coca Cola Co.                       COM       191216100    434,717  8,310,400 SH       Sole               7,869,300        441,100
Corning Inc.                        COM       219350105    105,338  4,122,800 SH       Sole               3,712,500        410,300
Credit Suisse Group Sponsored  SPONSORED ADR  225401108     63,743    898,300 SH       Sole                 625,350        272,950
Dominion Resources Inc.             COM       25746U109    453,596  5,255,425 SH       Sole               4,991,125        264,300
Du Pont (E.I.) DeNemours            COM       263534109    547,610 10,771,250 SH       Sole              10,238,400        532,850
E.ON AG Sponsored ADR          SPONSORED ADR  268780103     54,497    979,450 SH       Sole                 680,400        299,050
Ericsson LM Telephone Co Spon   ADR B SEK 10  294821608     59,899  1,501,600 SH       Sole               1,043,600        458,000
Exxon Mobil Corporation             COM       30231G102    224,884  2,681,025 SH       Sole               2,419,075        261,950
General Electric Co.                COM       369604103    543,289 14,192,500 SH       Sole              13,433,550        758,950
Harley-Davidson Inc.                COM       412822108     70,990  1,190,900 SH       Sole               1,073,500        117,400
Hess Corp.                          COM       42809H107    360,352  6,111,800 SH       Sole               5,844,125        267,675
Hewlett-Packard Co.                 COM       428236103    396,558  8,887,450 SH       Sole               8,440,100        447,350
Honeywell International Inc.        COM       438516106    212,465  3,775,150 SH       Sole               3,404,800        370,350
Hospira Inc.                        COM       441060100    207,474  5,314,400 SH       Sole               5,089,600        224,800
Host Hotels & Resorts Inc.          COM       44107P104     84,728  3,664,700 SH       Sole               3,302,650        362,050
ING Groep N V ADR              SPONSORED ADR  456837103     58,770  1,336,600 SH       Sole                 929,600        407,000
Intercontinental Hotels Group  SPONS ADR NEW  45857P301    173,198  6,989,416 SH       Sole               6,676,610        312,806
International Paper                 COM       460146103    153,759  3,937,500 SH       Sole               3,554,150        383,350
JPMorgan Chase & Co.                COM       46625H100    562,744 11,614,950 SH       Sole              10,979,850        635,100
Masco Corp.                         COM       574599106    181,243  6,366,100 SH       Sole               5,737,150        628,950
Merck & Co Inc.                     COM       589331107    225,756  4,533,250 SH       Sole               4,091,750        441,500
Mitsui & Co Ltd Sponsored ADR       ADR       606827202     56,607    140,150 SH       Sole                  97,100         43,050
Morgan Stanley                    COM NEW     617446448    446,067  5,317,916 SH       Sole               5,077,106        240,810
Motorola Inc.                       COM       620076109    328,959 18,585,250 SH       Sole              17,619,300        965,950
Norfolk Southern Corp.              COM       655844108    357,048  6,791,850 SH       Sole               6,489,150        302,700
Novartis AG - ADR              SPONSORED ADR  66987V109    670,177 11,952,500 SH       Sole              11,103,650        848,850
Occidental Petroleum                COM       674599105    453,720  7,838,983 SH       Sole               7,453,783        385,200
Office Depot                        COM       676220106    196,867  6,497,250 SH       Sole               6,179,250        318,000
Pepsico Inc.                        COM       713448108    266,466  4,108,952 SH       Sole               3,696,632        412,320
Procter & Gamble Co.                COM       742718109    498,934  8,153,850 SH       Sole               7,718,950        434,900
Rio Tinto PLC Sponsored ADR    SPONSORED ADR  767204100    387,347  1,265,345 SH       Sole               1,190,350         74,995
Schlumberger Ltd.                   COM       806857108    145,286  1,710,450 SH       Sole               1,617,000         93,450
Target Corp.                        COM       87612E106    359,159  5,647,150 SH       Sole               5,397,300        249,850
Temple Inland Inc.                  COM       879868107    249,855  4,060,700 SH       Sole               3,847,450        213,250
Texas Instruments                   COM       882508104    357,989  9,513,400 SH       Sole               8,945,950        567,450
Textron Inc.                        COM       883203101    363,402  3,300,350 SH       Sole               3,172,800        127,550
Total S.A. ADR                 SPONSORED ADR  89151E109    302,813  3,739,350 SH       Sole               3,202,300        537,050
Toyota Motor Corp ADR          SP ADR REP2COM 892331307     64,293    510,750 SH       Sole                 355,550        155,200
UBS AG ADR                        SHS NEW     H89231338     33,921    565,250 SH       Sole                 393,500        171,750
Viacom Inc Class B                  CL B      92553P201    157,058  3,772,700 SH       Sole               3,397,100        375,600
Vodafone Group PLC ADR         SPONS ADR NEW  92857W209     68,150  2,026,450 SH       Sole               1,408,350        618,100
Wachovia Corp.                      COM       929903102     68,309  1,332,850 SH       Sole               1,205,050        127,800
Wells Fargo and Co.                 COM       949746101    298,224  8,479,494 SH       Sole               7,634,944        844,550
XTO Energy                          COM       98385X106    213,379  3,550,400 SH       Sole               3,203,200        347,200
REPORT SUMMARY                       53                 15,147,597